COMMON SHARES - Fair value of warrants (Details) - Warrants - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 1,871,687	$ 0
Warrant liability at issuance		2,739,221
Change in fair value of the warrant liability	(267,742)	(840,555)
Foreign exchange loss (gain)	1,075	(26,979)
Balance at the end	$ 1,605,020	$ 1,871,687